Condensed Statements of Operations (USD $)	3 Months Ended		9 Months Ended		40 Months Ended
	May 31, 2012	May 31, 2011	May 31, 2012	May 31, 2011	May 31, 2012
General, and administrative	$ 2,392	$ 2,130	$ 6,899	$ 7,681	$ 31,744
Total expenses	2,392	2,130	6,899	7,681	31,744
Net income (loss)	$ (2,392)	$ (2,130)	$ (6,899)	$ (7,681)	$ (31,744)
Net loss per common share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00
Weighted-average common shares outstanding - basic and diluted	12,000,000	12,000,000	12,000,000	12,000,000